Related Party Transactions - Balances with Related Parties (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Ping An Group [Member]
Related Party Transaction [Line Items]
Cash and cash equivalents and short term investments	¥ 3,466,900	$ 531,326	¥ 1,907,217